Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000241955 [Member]
Shareholder Report [Line Items]
Fund Name	Morgan Dempsey Large Cap Value ETF
Class Name	Morgan Dempsey Large Cap Value ETF
Trading Symbol	MDLV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the Morgan Dempsey Large Cap Value ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at https://morgandempseyfunds.com. You can also request this information by contacting us at (215) 330-4476.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://morgandempseyfunds.com. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://morgandempseyfunds.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$62	0.58%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 2025 fiscal year, the Fund’s performance was primarily driven by positive stock selection, though these gains were partially offset by specific asset allocation decisions.

Positive Drivers: The Fund’s primary source of excess return against the benchmark was derived from security selection within individual sectors. Our disciplined focus on high-quality value equities allowed the Fund to identify specific opportunities that outperformed their sector benchmarks.
Performance Detractors: Strategic allocation decisions acted as a headwind during the period. Specifically, an overweight position in cash, combined with underweight allocations to the Technology and Financial Services sectors collectively detracted from the overall performance for the fiscal year.

Strategy and Risk Profile: The Fund remained committed to its Large Cap Value mandate, prioritizing companies with strong balance sheets and sustainable cash flows. While the conservative allocation to cash provided a buffer during periods of volatility, it limited participation in the rapid appreciation seen in the Technology and Financial Services sectors during certain windows of the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

PERFORMANCE
	One year	Since Inception (4/25/2023)
Morgan Dempsey Large Cap Value ETF - NAV	14.53%	10.35%
Solactive GBS United States 1000 Index	17.61%	18.63%
Solactive US Large Cap Minimum Downside Volatility Index	1.73%	9.41%
The Solactive GBS United States 1000 Index is provided as a broad measure of market performance. The Solactive US Large Cap Minimum Downside Volatility Index is provided as a measure of the Fund’s investment strategy and universe.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://morgandempseyfunds.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 37,753,552
Holdings Count | holding	38
Advisory Fees Paid, Amount	$ 180,089
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$37,753,552	Portfolio Turnover Rate*	19%
# of Portfolio Holdings	38	Advisory Fees Paid	$180,089
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

INVESTMENT WEIGHTING (as a % of Net Assets)
Energy	14.5%
Financials	13.0%
Utilities	14.2%
Industrials	12.7%
Consumer Staples	8.2%
Health Care	8.0%
Information Technology	7.1%
Communication Services	6.6%
Consumer Discretionary	3.5%
U.S. Treasury ETFs	3.0%
Materials	2.2%
Real Estate	1.8%
Closed End Funds	1.7%
Cash and Cash Equivalents	3.5%

TOP 10 HOLDINGS (as a % of Net Assets)
Exxon Mobil Corp.	4.8%
Citigroup, Inc.	4.0%
AT&T, Inc.	3.8%
Entergy Corp.	3.8%
Chevron Corp.	3.7%
Cisco Systems, Inc.	3.6%
WEC Energy Group, Inc.	3.4%
Lockheed Martin Corp.	3.3%
Johnson & Johnson	3.2%
CME Group, Inc.	3.1%